Expense Example {- Target Volatility Portfolio} - 02.28 VIP Target Volatility Portfolio Service, Service 2 PRO-13 - Target Volatility Portfolio	May 27, 2022 USD ($)
VIP Target Volatility Portfolio-Service VIP
Expense Example:
1 year	$ 69
3 years	235
5 years	432
10 years	998
VIP Target Volatility Portfolio-Service 2 VIP
Expense Example:
1 year	85
3 years	283
5 years	513
10 years	$ 1,174